Stock Based Compensation	12 Months Ended
Dec. 31, 2014
Stock-Based Compensation [Abstract]
STOCK BASED COMPENSATION

NOTE 11 - STOCK BASED COMPENSATION

The Company’s shareholders approved the Norwood Financial Corp 2006 Stock Option Plan at the Annual Meeting on April 26, 2006. An aggregate of 275,000 shares of authorized but unissued Common Stock of the Company were reserved for future issuance under the Plan. This includes up to 44,000 shares for awards to outside directors. Under this plan, the Company granted 12,500 options to employees in 2014, 28,600 options, which included 4,000 options granted to outside directors in 2013, and 30,250 options, which included 4,950 options granted to outside directors in 2012.

At the Annual Meeting held on April 22, 2014, the Company’s shareholders approved the Norwood Financial Corp 2014 Equity Incentive Plan. An aggregate of 250,000 shares of authorized but unissued Common Stock of the Company were reserved for future issuance under the Plan. This includes up to 40,000 shares for awards to outside directors. The Plan also authorized the Company to award restricted stock to officers and outside directors, limited to 42,000 shares of restricted stock awards for officers and 8,000 shares of restricted stock awards for outside directors. Under this plan, the Company granted 9,300 shares, which included 2,800 shares to outside directors, in 2014.  All shares granted in 2014 were for restricted stock.  The restricted shares vest over a five-year period.  The product of the number of shares granted and the grant date market price of the Company’s common stock determine the fair value of restricted stock under the company’s restricted stock plan.  Management recognizes compensation expense for the fair value of restricted stock on a straight-line basis over the requisite service period for the entire award.

Total unrecognized compensation cost related to stock options was $66,000 as of December 31, 2014, $157,000 as of December 31, 2013, and $154,000 as of December 31, 2012.  Salaries and employee benefits expense includes $154,000,  $162,000 and $130,000 of compensation costs related to options for the years ended December 31, 2014, 2013 and 2012, respectively. There was no cost attributable to restricted stock recognized in the year ended December 31, 2014.  The expected future compensation expense relating to the 9,300 shares of non-vested restricted stock outstanding as of December 31, 2014 is $271,000.    Net income was reduced by $146,000,  $154,000 and $123,000 for the years ended December 31, 2014, 2013 and 2012, respectively.

A summary of the Company’s stock option activity and related information for the years ended December 31 follows:

	2014			2013			2012
		Weighted			Weighted			Weighted
		Average	Average		Average	Average		Average	Aggregate
		Exercise	Intrinsic		Exercise	Intrinsic		Exercise	Intrinsic
	Options	Price	Value	Options	Price	Value	Options	Price	Value

Outstanding, beginning of year	219,540	$26.64		225,670	$26.27		229,836	$25.85	$
Granted	12,500	29.08		28,600	27.07		30,250	27.05
Exercised	(25,577)	27.05		(24,127)	23.83		(20,435)	22.19
Forfeited	-	-		(10,603)	28.92		(13,981)	26.88

Outstanding, end of year	206,463	$26.74	$477,640	219,540	$26.64	$146,970	225,670	$26.27	$256,499

Exercisable, end of year	193,963	$26.59	$477,640	190,940	$26.58	$146,900	196,489	$26.15	$256,499

Exercise prices for options outstanding as of December 31, 2014 ranged from $24.44 to $29.08 per share. The weighted average remaining contractual life is 5.7 years.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing with the following weighted average assumptions:

	Years Ended December 31,
	2014	2013	2012
Dividend yield	3.57%	3.49%	3.27%
Expected life	10 years	10 years	10 years
Expected volatility	24.97%	25.91%	25.37%
Risk-free interest rate	2.17%	3.01%	1.76%
Weighted average fair value of options granted	$5.30	$5.72	$5.61

The expected volatility is based on historical volatility. The risk-free interest rates for periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The expected life is based on historical exercise experience. The dividend yield assumption is based on the Company’s history and expectation of dividend payouts.

Proceeds from stock option exercises totaled $691,000 in 2014. Shares issued in connection with stock option exercises are issued from available treasury shares. If no treasury shares are available, new shares are issued from available authorized shares. During 2014, all the shares issued in connection with stock option exercises, 25,577  shares in total, were issued from available treasury shares.

All share and per share data have been adjusted to give retroactive effect to the 10% stock dividend declared in 2013.

As of December 31, 2014, outstanding stock options consist of the following:

		Average			Average
	Options	Exercise	Remaining	Options	Exercise
	Outstanding	Price	Life, Years	Exercisable	Price
	19,063	27.62	1.3	19,063	27.62
	17,600	28.64	2.0	17,600	28.64
	17,600	28.41	3.0	17,600	28.41
	18,700	25.00	4.0	18,700	25.00
	1,100	26.27	4.3	1,100	26.27
	17,600	25.99	5.0	17,600	25.99
	1,100	24.44	5.2	1,100	24.44
	22,550	25.25	6.0	22,550	25.25
	24,750	24.97	7.0	24,750	24.97
	25,300	27.05	8.0	25,300	27.05
	1,100	27.55	8.0	1,100	27.55
	2,000	28.95	8.7	2,000	28.95
	25,500	26.90	9.0	25,500	26.90
	12,500	29.08	10.0	-	-
Total	206,463			193,963

A summary of the Company’s restricted stock activity and related information for the year ended December 31, 2014 is as follows:

Weighted-Average
	Number of	Grant Date
	Restricted Stock	Fair Value

Outstanding, beginning of year	-	-
Granted	9,300	$ 29.08
Vested	-	-
Forfeited	-	-
Non-vested at December 31, 2014	9,300	$ 29.08